Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets

Cost	Licenses	Patents and Drug Approvals	Brand Names and Trademarks	Customer list	Software	Total
At December 31, 2019	$—	$24,929	$4,156	$733	$—	$29,818
Acquisitions under business combinations (note 4)	1,183	—	495	4,860	—	6,538
Effect of movements in exchange rates	(2)	(491)	(83)	(22)	—	(598)

At December 31, 2020	$1,181	$24,438	$4,568	$5,571	$—	$35,758

Additions	—	—	—	—	441	441
Effect of movements in exchange rates	(5)	(104)	(19)	(24)	5	(147)

At December 31, 2021	$1,176	$24,334	$4,549	$5,547	$446	$36,052

Accumulated amortization	Licenses	Patents and Drug Approvals	Brand Names and Trademarks	Customer list	Software	Total
At December 31, 2019	$—	$15,330	$4,156	$733	$—	$20,219
Amortization	7	2,428	2	29	—	2,466
Effect of movements in exchange rates	—	(426)	(82)	(15)	—	(523)

At December 31, 2020	$7	$17,332	$4,076	$747	$—	$22,162
Amortization	166	1,841	49	683	—	2,739
Effect of movements in exchange rates	2	(50)	(18)	5	—	(61)

At December 31, 2021	$175	$19,123	$4,107	$1,435	$—	$24,840

Carrying amounts	Licenses	Patents and Drug Approvals	Brand Names and Trademarks	Customer list	Software	Total
At December 31, 2020	$1,174	$7,106	$492	$4,824	$—	$13,596
At December 31, 2021	$1,001	$5,211	$442	$4,112	$446	$11,212